PROPERTY PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following at September 30, 2013, and December 31, 2012:

	Estimated Useful
	Lives in Years	2013	2012
Machinery and equipment	5	$1,632,427	$10,698,094
Furniture and fixtures	5 to 7	303,026	342,918
Automobiles and trucks	3 to 5	142,141	241,834
Leasehold improvements	5	415,281	415,281
Office equipment	5	606,007	582,156
Construction in progress		-	183,693
		3,098,882	12,463,976
Less total accumulated depreciation		(1,913,281)	(8,199,851)
Property and equipment, net		$1,185,601	$4,264,125

	Estimated Useful	December 31,
	Lives in Years	2012	2011
Machinery and equipment	5	$10,698,094	$11,090,513
Furniture and fixtures	5 to 7	342,918	330,238
Automobiles and trucks	3 to 5	241,834	224,644
Leasehold improvements	5	415,281	415,281
Office equipment	5	582,156	493,907
Construction in progress		183,693	-
		12,463,976	12,554,583
Less total accumulated depreciation		(8,199,851)	(6,413,064)
Property and equipment, net		$4,264,125	$6,141,519